Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation						Average	Average	Value of Initial Fixed
	Table Total (1)			Compensation Actually Paid (2)			Summary	Compensation	$100 Investment
	PEO 1	PEO 2	PEO 3	PEO 1	PEO 2	PEO 3	Compensation	Actually	Based On:
	John V.	Douglas M.	Bryan A.	John V.	Douglas M.	Bryan A.	Table Total	Paid		Peer	Net Income	AFFO
	Arabia	Pasquale	Giglia	Arabia	Pasquale	Giglia	Non-PEO NEOs	Non-PEO NEOs	Company	Group	(Loss)	Per Share
Year	($)	($)	($)	($)	($)	($)	($) (3)	($) (3) (4)	TSR ($)	TSR ($) (5)	($ thousands)	($) (6)
2024	—	—	3,946,827	—	—	7,336,553	1,996,036	3,583,128	91.84	92.89	43,262	0.80
2023	—	—	4,065,496	—	—	4,271,146	2,186,607	2,288,186	80.68	94.79	206,708	0.95
2022	—	3,056,142	5,360,331	—	2,976,426	4,470,301	2,698,018	2,264,209	70.53	76.49	90,766	0.87
2021	8,161,442	2,913,754	—	8,457,333	2,891,832	—	1,933,105	2,304,828	84.75	90.32	32,995	0.09
2020	4,472,998	—	—	3,437,021	—	—	1,810,688	1,492,792	81.86	76.40	(410,506)	(0.68)
(1)	Amounts represent the compensation reported in the “Total” column for the applicable PEO in the SCT.
(2)	Amounts reported under Compensation Actually Paid (“CAP”) represent the amount of CAP to the applicable PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable PEO during each year.
a.	Mr. Arabia separated from employment with the Company effective as of September 2, 2021 and Mr. Pasquale ceased to serve as Interim CEO upon the appointment of Mr. Giglia as CEO on March 7, 2022.
b.	In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the 2024 PEO’s total compensation presented to determine the CAP:

2024
Name	Bryan A. Giglia
SCT Total Compensation	$3,946,827
Minus Amounts Reported in SCT "Stock Awards" Column	(2,533,202)
Plus Fair Value at Fiscal Year ("FY") End of Stock Awards Granted During FY That Remain Unvested as of the End of the FY	3,742,154
Plus Change as of FY End (From the End of the Prior FY) in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior FYs	2,180,540
Plus Change in Fair Value as of Vesting Date (From the End of the Prior FY) of Stock Awards Granted in Prior FYs For Which All Applicable Vesting Conditions Were Satisfied at the End of or During the Covered FY	234
CAP to PEO	$7,336,553

c.	Fair value or change in fair value, as applicable, of equity awards in the CAP columns was determined by (i) for time-based RSAs, the closing stock price on the applicable year-end date(s) or, in the case of awards vesting during the applicable year, the closing stock price on the applicable vesting date(s); and (ii) for performance-based RSUs, the same valuation methodology as the Performance RSUs in the SCT above, the fair value was calculated using a Monte Carlo simulation valuation model as of the applicable year-end date and including assumptions expected for volatility of our stock price, dividend yield, and risk-free rate.
(3)	The Non-PEO NEO’s include the individuals indicated in the table below for each fiscal year.

Year	Non-PEO NEOs
2024	Robert C. Springer, Aaron R. Reyes, Christopher G. Ostapovicz, and David M. Klein
2023	Robert C. Springer, Aaron R. Reyes, Christopher G. Ostapovicz, and David M. Klein
2022	Robert C. Springer, Aaron R. Reyes, Christopher G. Ostapovicz, and David M. Klein
2021	Bryan A. Giglia, Robert C. Springer, David M. Klein, Christopher G. Ostapovicz, and Marc A. Hoffman
2020	Bryan A. Giglia, Marc A. Hoffman, Robert C. Springer, and David M. Klein

(4)	Amounts reported under “Average Compensation Actually Paid” represent the amount of average CAP to the Average Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during each year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the average Non-PEO NEOs total compensation for 2024 to determine the CAP:

2024
Name	Average Non-PEO NEOs
SCT Total Compensation	$1,996,036
Minus Amounts Reported in SCT "Stock Awards" Column	(1,161,058)
Plus Fair Value at Fiscal Year ("FY") End of Stock Awards Granted During FY That Remain Unvested as of the End of the FY	1,715,162
Plus Change as of FY End (From the End of the Prior FY) in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior FYs	1,033,814
Plus Change in Fair Value as of Vesting Date (From the End of the Prior FY) of Stock Awards Granted in Prior FYs For Which all Applicable Vesting Conditions Were Satisfied at the End of or During the Covered FY	(826)
CAP to Average Non-PEO NEOs	$3,583,128

a.	Fair value or change in fair value, as applicable, of equity awards in the average CAP column was determined by (i) for time-based RSAs, the closing stock price on the applicable year-end date(s) or, in the case of awards vesting during the applicable year, the closing stock price on the applicable vesting date(s); and (ii) for performance-based RSUs, the same valuation methodology as the Performance RSUs in the SCT above, the fair value was calculated using a Monte Carlo simulation valuation model as of the applicable year-end date and including assumptions expected for volatility of our stock price, dividend yield, and risk-free rate.
(5)	For each applicable fiscal year, the cumulative Peer Group TSR (the “Peer Group TSR”) represents the FTSE Nareit Equity Lodging/Resorts Index.
(6)	AFFO per share is a non-GAAP measure. We compute the AFFO per share component by adjusting FFO, which we calculate in accordance with standards established by Nareit, for certain noncash or nonrecurring items. AFFO is then divided by our weighted average number of common shares outstanding, adjusted for the assumed issuance of all potentially dilutive shares, for each applicable year. For more information, see our “Non-GAAP Financial Measures” in Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations of our Annual Report on Form 10-K for the year ended December 31, 2024. Amortization of deferred stock compensation has been added to the Company adjustments to AFFO per share for 2020 and 2021 to conform to the current presentation.

Company Selected Measure Name	AFFO per share
Named Executive Officers, Footnote
(3)	The Non-PEO NEO’s include the individuals indicated in the table below for each fiscal year.

Year	Non-PEO NEOs
2024	Robert C. Springer, Aaron R. Reyes, Christopher G. Ostapovicz, and David M. Klein
2023	Robert C. Springer, Aaron R. Reyes, Christopher G. Ostapovicz, and David M. Klein
2022	Robert C. Springer, Aaron R. Reyes, Christopher G. Ostapovicz, and David M. Klein
2021	Bryan A. Giglia, Robert C. Springer, David M. Klein, Christopher G. Ostapovicz, and Marc A. Hoffman
2020	Bryan A. Giglia, Marc A. Hoffman, Robert C. Springer, and David M. Klein

Peer Group Issuers, Footnote
(5)	For each applicable fiscal year, the cumulative Peer Group TSR (the “Peer Group TSR”) represents the FTSE Nareit Equity Lodging/Resorts Index.

PEO Total Compensation Amount	$ 3,946,827
PEO Actually Paid Compensation Amount	$ 7,336,553
Adjustment To PEO Compensation, Footnote
(2)	Amounts reported under Compensation Actually Paid (“CAP”) represent the amount of CAP to the applicable PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the applicable PEO during each year.
a.	Mr. Arabia separated from employment with the Company effective as of September 2, 2021 and Mr. Pasquale ceased to serve as Interim CEO upon the appointment of Mr. Giglia as CEO on March 7, 2022.
b.	In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the 2024 PEO’s total compensation presented to determine the CAP:

2024
Name	Bryan A. Giglia
SCT Total Compensation	$3,946,827
Minus Amounts Reported in SCT "Stock Awards" Column	(2,533,202)
Plus Fair Value at Fiscal Year ("FY") End of Stock Awards Granted During FY That Remain Unvested as of the End of the FY	3,742,154
Plus Change as of FY End (From the End of the Prior FY) in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior FYs	2,180,540
Plus Change in Fair Value as of Vesting Date (From the End of the Prior FY) of Stock Awards Granted in Prior FYs For Which All Applicable Vesting Conditions Were Satisfied at the End of or During the Covered FY	234
CAP to PEO	$7,336,553

Non-PEO NEO Average Total Compensation Amount	$ 1,996,036	$ 2,186,607	$ 2,698,018	$ 1,933,105	$ 1,810,688
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,583,128	2,288,186	2,264,209	2,304,828	1,492,792
Adjustment to Non-PEO NEO Compensation Footnote
(4)	Amounts reported under “Average Compensation Actually Paid” represent the amount of average CAP to the Average Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during each year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the average Non-PEO NEOs total compensation for 2024 to determine the CAP:

2024
Name	Average Non-PEO NEOs
SCT Total Compensation	$1,996,036
Minus Amounts Reported in SCT "Stock Awards" Column	(1,161,058)
Plus Fair Value at Fiscal Year ("FY") End of Stock Awards Granted During FY That Remain Unvested as of the End of the FY	1,715,162
Plus Change as of FY End (From the End of the Prior FY) in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior FYs	1,033,814
Plus Change in Fair Value as of Vesting Date (From the End of the Prior FY) of Stock Awards Granted in Prior FYs For Which all Applicable Vesting Conditions Were Satisfied at the End of or During the Covered FY	(826)
CAP to Average Non-PEO NEOs	$3,583,128

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
(1)	The Company does not currently utilize Net Income (Loss) as a metric in its compensation program.

Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following list includes the most important performance measures used to link NEO compensation to our Company performance in 2024. See “Compensation Discussion and Analysis—2024 Compensation Decisions (Annual Cash Incentive Bonuses and Annual Equity Incentive Awards)” for a detailed description of the performance measures.

Most Important Performance Measures
Relative Total Stockholder Return
Adjusted Funds from Operations per Share
Capital Recycling

Total Shareholder Return Amount	$ 91.84	80.68	70.53	84.75	81.86
Peer Group Total Shareholder Return Amount	92.89	94.79	76.49	90.32	76.4
Net Income (Loss)	$ 43,262,000	$ 206,708,000	$ 90,766,000	$ 32,995,000	$ (410,506,000)
Company Selected Measure Amount | $ / shares	0.8	0.95	0.87	0.09	(0.68)
PEO Name	Bryan A. Giglia
Measure:: 1
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Funds from Operations per Share
Non-GAAP Measure Description
(6)	AFFO per share is a non-GAAP measure. We compute the AFFO per share component by adjusting FFO, which we calculate in accordance with standards established by Nareit, for certain noncash or nonrecurring items. AFFO is then divided by our weighted average number of common shares outstanding, adjusted for the assumed issuance of all potentially dilutive shares, for each applicable year. For more information, see our “Non-GAAP Financial Measures” in Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations of our Annual Report on Form 10-K for the year ended December 31, 2024. Amortization of deferred stock compensation has been added to the Company adjustments to AFFO per share for 2020 and 2021 to conform to the current presentation.

Measure:: 3
Pay vs Performance Disclosure
Name	Capital Recycling
Bryan A. Giglia [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,946,827	$ 4,065,496	$ 5,360,331
PEO Actually Paid Compensation Amount	7,336,553	$ 4,271,146	4,470,301
Douglas M. Pasquale [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,056,142	$ 2,913,754
PEO Actually Paid Compensation Amount			$ 2,976,426	2,891,832
John V. Arabia [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				8,161,442	$ 4,472,998
PEO Actually Paid Compensation Amount				$ 8,457,333	$ 3,437,021
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,533,202)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,742,154
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,180,540
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	234
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,161,058)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,715,162
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,033,814
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (826)